Provisions and contingent liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	€ 2,202	€ 2,235	€ 1,746
Acquisition of subsidiaries	9	0	0
Additional provisions	86	1,311	511
Unwinding of discount	33	26	26
Reversals	(9)	(1,360)	(50)
Exchange differences	(8)	(10)	2
Provisions at end of period	2,313	2,202	2,235
Current	0	0	0
Non-current	2,313	2,202	2,235
Total Provisions	€ 2,313	€ 2,202	€ 2,235